FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                    (a)

                 or fiscal year ending: 12/31/2003       (b)

Is this a transition report?:   (Y/N)                                                                                                           N

Is this an amendment to a previous filing?   (Y/N)                                                                                 N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.         A.        Registrant Name:      Separate Account VUL-A (formerly, Legacy Builder Variable Life Separate Account)

            B.         File Number:              811-9115

            C.        Telephone Number:    (502) 560-3153

2.         A.        Street:  4333 Edgewood Road NE
            B.        City: Cedar Rapids          C.    State:  Iowa       D.    Zip Code:  52499 Zip Ext:
            E.         Foreign Country:                                                Foreign Postal Code:

3.     Is this the first filing on this form by Registrant? (Y/N)                                                            N

4.     Is this the last filing on this form by Registrant? (Y/N)                                                             N

5.     Is Registrant a small business investment company (SBIC)? (Y/N)                                          N
       [If answer is “Y” (Yes), complete only items 89 through 110.]

6.     Is Registrant a unit investment trust (UIT)? (Y/N)                                                                   Y
       [If answer is “Y” (Yes) complete only items 111 through 132.]

7.     A.       Is Registrant a series or multiple portfolio company? (Y/N)
                   [If answer is "N" (No), go to item 8.]                                                                               N

        B.       How many separate series or portfolios did Registrant have at the end of the period?

For period ending 12/31/2003                                                                                                    If filing more than one
File number 811-9115                                                                                                                  Page 50, “X” box: [ ]

123.     [/] State the total value of the additional units considered
                 in answering item 122 ($000's omitted)                                                                                           $482

124.     [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
                 current period (the value of these units is to be measured on the date they were placed in the subsequent series)
                  ($000's omitted)                                                                                                                                 $

125.     [/] State the total dollar amount of sales loads collected
                 (before reallowances to other brokers or dealers) by
                 Registrant’s principal underwriter and any underwriter
                 which is an affiliated person of the principal underwriter during the current period solely from the sale of units
                 of all series of Registrant ($000's omitted)                                                                                      $

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
            Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
            subsequent series.) ($000's omitted)                                                                                                    $0

127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV)
            in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000's omitted)
A.	U.S. Treasury direct issue		$	$
B.	U.S. Government agency		$	$
C.	State and municipal tax-free		$	$
D.	Public utility debt		$	$
E.	Brokers or dealers debt or debt of broker's or dealer's parent		$	$
F.	All other corporate intermed. & long- term debt		$	$
G.	All other corporate short-term debt		$	$
H.	Equity securities of brokers or dealers or parents of brokers or dealers		$	$
I.	Investment company equity securities	2	$3,160	$41
J.	All other equity securities		$	$
K.	Other securities		$	$
L.	Total assets of all series of registrant	2	$3,160	$41

For period ending 12/31/2003                                                                                                    If filing more than one
File number 811-9115                                                                                                                  Page 50, “X” box: [ ]

128.    [/] Is the timely payment of principal and interest on any of the                                                              N
                portfolio securities held by any of Registrant’s series
                at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

        [If answer is “N” (No), go to item 131.]

129.    [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

        [If answer is “N” (No), go to item 131.]

130    [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
                item 129 derived from insurance or guarantees? (Y/N)

131.    Total expenses incurred by all series of Registrant during
            the current reporting period ($000's omitted)                                                                                             $20

132.     [/] List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________	811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________	811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________	811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________ 811-__________

        This report is signed on behalf of the registrant (or depositor or trustee).

City of: St. Petersburg                State of: Florida                Date: February 12, 2004

Name of Registrant, Depositor, or Trustee: Separate Account VUL-A

Witness: /s/ Priscilla I. Hechler Priscilla I. Hechler Assistant Secretary	By: /s/ Thomas E. Pierpan Thomas E. Pierpan, Vice President, Assistant Secretary and Division General Counsel